United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Six months ended 5/31/10

Item 1.                      Reports to Stockholders

Federated Capital Income Fund

Established 1988

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$7.26	$5.81	$8.08	$8.07	$7.34	$7.20
Income From Investment Operations:
Net investment income	0.17	0.37[2]	0.34	0.35	0.34	0.37
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(0.10)	1.42	(2.26)	0.01	0.74	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.07	1.79	(1.92)	0.36	1.08	0.53
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.35)	(0.35)	(0.35)	(0.39)
Net Asset Value, End of Period	$7.16	$7.26	$5.81	$8.08	$8.07	$7.34
Total Return[3]	0.90%	31.77%	(24.57)%	4.50%	15.05%	7.54%
Ratios to Average Net Assets:
Net expenses[4]	1.30%[5]	1.29%	1.31%	1.29%	1.31%	1.31%
Net investment income	4.73%[5]	5.75%	4.83%	4.27%	4.41%	4.71%
Expense waiver/reimbursement[6]	0.02%[5]	0.06%	0.01%	0.01%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$217,268	$234,443	$211,560	$335,874	$357,177	$321,376
Portfolio turnover	33%	59%	84%	50%	41%	46%
1	Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.30%, 1.28%, 1.31%, 1.28%, 1.30% and 1.30% for the six months ended May 31, 2010, and for the years ended November 30, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$7.28	$5.82	$8.09	$8.08	$7.34	$7.21
Income From Investment Operations:
Net investment income	0.15	0.32[2]	0.29	0.29	0.29	0.31
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(0.12)	1.43	(2.27)	0.01	0.74	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.03	1.75	(1.98)	0.30	1.03	0.46
Less Distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.29)	(0.29)	(0.29)	(0.33)
Net Asset Value, End of Period	$7.17	$7.28	$5.82	$8.09	$8.08	$7.34
Total Return[3]	0.38%	30.91%	(25.12)%	3.70%	14.34%	6.58%
Ratios to Average Net Assets:
Net expenses[4]	2.06%[5]	2.04%	2.06%	2.04%	2.06%	2.06%
Net investment income	3.99%[5]	5.01%	4.06%	3.51%	3.65%	3.97%
Expense waiver/reimbursement[6]	0.02%[5]	0.06%	0.01%	0.01%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$36,624	$36,945	$33,998	$59,843	$58,305	$52,381
Portfolio turnover	33%	59%	84%	50%	41%	46%
1	Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 2.06%, 2.03%, 2.06%, 2.03%, 2.05% and 2.05% for the six months ended May 31, 2010, and for the years ended November 30, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$7.27	$5.81	$8.08	$8.07	$7.34	$7.20
Income From Investment Operations:
Net investment income	0.15	0.32[2]	0.29	0.29	0.29	0.32
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(0.12)	1.43	(2.27)	0.01	0.73	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.03	1.75	(1.98)	0.30	1.02	0.47
Less Distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.29)	(0.29)	(0.29)	(0.33)
Net Asset Value, End of Period	$7.16	$7.27	$5.81	$8.08	$8.07	$7.34
Total Return[3]	0.38%	30.98%	(25.15)%	3.72%	14.22%	6.73%
Ratios to Average Net Assets:
Net expenses[4]	2.05%[5]	2.04%	2.06%	2.03%	2.05%	2.06%
Net investment income	4.00%[5]	4.95%	4.08%	3.52%	3.67%	4.00%
Expense waiver/reimbursement[6]	0.02%[5]	0.06%	0.01%	0.01%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$37,127	$35,510	$27,098	$43,692	$35,373	$23,146
Portfolio turnover	33%	59%	84%	50%	41%	46%
1	Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.03%, 2.06%, 2.02%, 2.04% and 2.05% for the six months ended May 31, 2010, and for the years ended November 30, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$7.26	$5.81	$8.07	$8.06	$7.33	$7.20
Income From Investment Operations:
Net investment income	0.18	0.37[2]	0.37	0.36	0.36	0.39
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(0.12)	1.42	(2.28)	0.00[3]	0.72	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.06	1.79	(1.91)	0.36	1.08	0.52
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.35)	(0.35)	(0.35)	(0.39)
Net Asset Value, End of Period	$7.15	$7.26	$5.81	$8.07	$8.06	$7.33
Total Return[4]	0.75%	31.72%	(24.47)%	4.51%	15.09%	7.40%
Ratios to Average Net Assets:
Net expenses[5]	1.31%[6]	1.33%	1.30%	1.27%	1.30%	1.27%
Net investment income	4.73%[6]	5.70%	4.85%	4.27%	4.41%	4.73%
Expense waiver/reimbursement[7]	0.01%[6]	0.02%	0.01%	0.01%	0.00%[8]	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,397	$72,468	$62,700	$94,300	$100,393	$99,963
Portfolio turnover	33%	59%	84%	50%	41%	46%
1	Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.31%, 1.31%, 1.30%, 1.26%, 1.29% and 1.27% for the six months ended May 31, 2010, and for the years ended November 30, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,009.00	$6.51
Class B Shares	$1,000	$1,003.80	$10.29
Class C Shares	$1,000	$1,003.80	$10.24
Class F Shares	$1,000	$1,007.50	$6.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.45	$6.54
Class B Shares	$1,000	$1,014.66	$10.35
Class C Shares	$1,000	$1,014.71	$10.30
Class F Shares	$1,000	$1,018.40	$6.59
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.30%
Class B Shares	2.06%
Class C Shares	2.05%
Class F Shares	1.31%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Equity Securities	29.4%
Domestic Fixed-Income Securities	29.4%
International Fixed-Income Securities	26.8%
International Equity Securities	9.3%
Other Securities[2]	0.1%
Derivative Contracts[3]	(0.1)%
Cash Equivalents[4]	4.1%
Other Assets and Liabilities — Net[5]	1.0%
TOTAL	100.0%

At May 31, 2010, the Fund's sector composition6 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	25.0%
Energy	15.0%
Consumer Discretionary	11.8%
Health Care	9.9%
Industrials	9.9%
Information Technology	8.7%
Telecommunication Services	7.6%
Consumer Staples	5.2%
Materials	3.5%
Utilities	3.4%
TOTAL	100.0%
Semi-Annual Shareholder Report

1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Other Securities include purchased call options.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2010 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 32.2%
		Consumer Discretionary – 4.6%
13,640		Bob Evans Farms, Inc.	396,106
146,535		Comcast Corp., Class A	2,650,818
110,450		Cooper Tire & Rubber Co.	2,088,610
55,735		Foot Locker, Inc.	831,009
22,600		Garmin Ltd.	758,908
29,990		Genuine Parts Co.	1,217,894
91,810		Home Depot, Inc.	3,108,687
38,600		Leggett and Platt, Inc.	898,608
38,320		Meredith Corp.	1,287,169
21,855		Omnicom Group, Inc.	829,397
11,405		Penney (J.C.) Co., Inc.	313,523
49,400		Regal Entertainment Group	752,856
9,165		Time Warner Cable, Inc.	501,600
25,260		Time Warner, Inc.	782,807
		TOTAL	16,417,992
		Consumer Staples – 2.0%
42,625		Archer-Daniels-Midland Co.	1,077,134
13,000		Kimberly-Clark Corp.	789,100
18,520		Molson Coors Brewing Co., Class B	760,061
16,895		Philip Morris International, Inc.	745,407
25,085		Procter & Gamble Co.	1,532,443
45,985		Wal-Mart Stores, Inc.	2,325,001
		TOTAL	7,229,146
		Energy – 5.8%
71,380		Chevron Corp.	5,272,840
82,710		ConocoPhillips	4,289,341
68,485		ENI S.p.A, ADR	2,571,612
38,690		EnCana Corp.	1,193,586
99,960		Santos Ltd. — ADR	1,040,584
28,105		Ship Finance International LTD	508,138
41,015		Tenaris SA, ADR	1,522,477
72,220		Total SA, ADR	3,367,619
18,575	[1]	Transocean Ltd.	1,054,503
		TOTAL	20,820,700
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	Financials – 3.2%
47,435	Ace, Ltd.	2,331,905
19,235	American Express Co.	766,899
29,410	American Financial Group, Inc. Ohio	820,539
48,950	Assurant, Inc.	1,698,565
13,715	Axis Capital Holdings Ltd.	416,936
4,605	Blackrock, Inc.	773,087
33,080	Chubb Corp.	1,661,939
67,105	Hospitality Properties Trust	1,509,863
32,785	The Travelers Cos, Inc.	1,621,874
	TOTAL	11,601,607
	Health Care – 3.8%
7,535	Abbott Laboratories	358,365
27,123	Bristol-Myers Squibb Co.	629,525
70,540	Cardinal Health, Inc.	2,432,924
17,100	Covidien PLC	724,869
56,120	Johnson & Johnson	3,271,796
23,170	Lilly (Eli) & Co.	759,744
48,015	Merck & Co., Inc.	1,617,625
175,400	PDL BioPharma, Inc.	941,898
176,655	Pfizer, Inc.	2,690,456
10,465	Sanofi-Aventis, ADR	313,008
	TOTAL	13,740,210
	Industrials – 3.8%
37,195	Cooper Industries PLC	1,747,049
13,970	Deere & Co.	805,790
26,425	Dover Corp.	1,186,218
18,950	General Dynamics Corp.	1,286,705
317,020	General Electric Co.	5,183,277
9,990	Honeywell International, Inc.	427,272
13,100	Parker-Hannifin Corp.	805,126
29,910	Tyco International Ltd.	1,082,443
20,530	United Parcel Service, Inc.	1,288,463
	TOTAL	13,812,343
	Information Technology – 3.4%
35,780	International Business Machines Corp.	4,481,803
27,865	Linear Technology Corp.	779,105
174,425	Microsoft Corp.	4,500,165
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
72,900	Nokia Oyj, ADR, Class A	737,748
21,800	Qualcomm, Inc.	775,208
35,725	Texas Instruments, Inc.	872,405
	TOTAL	12,146,434
	Materials – 1.4%
11,025	BHP Billiton LTD — SPON ADR	714,861
14,530	PPG Industries, Inc.	930,937
61,180	Rio Tinto PLC, ADR	2,820,398
14,455	Sonoco Products Co.	446,804
	TOTAL	4,913,000
	Telecommunication Services – 2.9%
163,239	AT&T, Inc.	3,966,708
54,330	BCE, Inc.	1,586,979
10,285	CenturyTel, Inc.	353,084
37,315	France Telecommunications, ADR	712,343
25,890	TELUS Corp.	894,241
62,600	Telecom Italia SpA, ADR	740,558
116,580	Vodafone Group PLC, ADR	2,343,258
	TOTAL	10,597,171
	Utilities – 1.3%
52,185	CMS Energy Corp.	766,076
43,610	DPL, Inc.	1,091,994
9,650	NICOR, Inc.	389,957
62,400	National Grid PLC	471,637
10,695	National Grid PLC, ADR	433,575
14,775	Northeast Utilities Co.	383,411
38,270	Public Service Enterprises Group, Inc.	1,172,210
	TOTAL	4,708,860
	TOTAL COMMON STOCKS (IDENTIFIED COST $110,989,439)	115,987,463
	Corporate Bonds – 0.7%
	Basic Industry — Paper – 0.2%
$430,000	Louisiana-Pacific Corp., 8.875%, 08/15/2010	440,213
340,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	347,034
	TOTAL	787,247
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Communications — Media Noncable – 0.5%
$1,500,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,869,762
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,715,198)	2,657,009
		Preferred Stocks – 6.4%
		Financials – 6.4%
1,900	[1]	Bank of America, 7.25%, Series L, Pfd, Annual Dividend $72.50	1,757,519
19,200		Citigroup, Inc., Conv. Pfd., 7.5%, 12/15/2012, Annual Dividend $7.50	2,297,088
25,400	[1]	Credit Suisse 5% Equity Linked Notes (PNC) , Annual Dividend $0.25	1,565,402
72,000		Credit Suisse 5% Equity Linked Notes (USB), PERCS, Annual Dividend $0.25	1,733,400
57,400	[1]	Credit Suisse 5% Equity Linked Notes (WFC) , Annual Dividend $0.25	1,656,851
28,000		Credit Suisse Equity Linked Notes (PNC), 5%, 10/1/2010, Annual Dividend $0.25	1,711,220
61,405	[2,3]	Goldman Sachs 5% Equity Linked Notes (MS) , Annual Dividend $1.40	1,683,541
84,900	[1]	Goldman Sachs 5% Mandatory Exchangeable Notes (BAC) , Annual Dividend $1.40	1,343,118
92,000	[1,2,3]	Goldman Sachs 5% Trigger Mandatory Exchangeable Notes (BAC UN), 11/8/2010, Annual Dividend $1.40	1,454,612
33,430	[1,2,3]	Goldman Sachs Group, Inc., Uncapped Tactical Exchangeable Notes, 14.5%, 8/25/2010, Annual Dividend $1.40	2,762,956
1,785	[1]	Wells Fargo Co, 7.5%, Series L, Pfd, Annual Dividend $75.00	1,677,900
129,040		XL Capital, Ltd., Conv. Pfd, 10.75%, Annual Dividend $2.69	3,485,370
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $24,074,463)	23,128,977
		Purchased Call Options – 0.1%
12,150,000		EUR PUT/USD CALL, Strike Price $1.19, Expiration Date 11/22/2010	352,958
5,800,000		GBP PUT USD CALL, Strike Price $1.37, Expiration Date 11/22/2010	127,310
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $523,175)	480,268
		MUTUAL FUNDS – 60.3%;4
3,840,642		Emerging Markets Fixed Income Core Fund	93,558,458
897,139		Federated Mortgage Core Portfolio	9,114,928
16,481,944		High Yield Bond Portfolio	102,847,333
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
11,753,012	[5]	Prime Value Obligations Fund, Institutional Shares, 0.24%	11,753,012
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $209,441,939)	217,273,731
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $347,744,214)[6]	359,527,448
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[7]	888,024
		TOTAL NET ASSETS — 100%	$360,415,472

At May 31, 2010, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contract Purchased:
6/1/2010	309,927 Pound Sterling	$452,710	$(4,509)

At May 31, 2010, the Fund had the following outstanding written put option contracts:

Security	Expiration Date	Exercise Price	Contracts	Value
GBP CALL/USD PUT	November 2010	$1.511	$5,800,000	$(123,250)
EUR CALL/USD PUT	November 2010	$1.316	$12,150,000	$(180,671)
(PREMIUMS RECEIVED $398,011)				$(303,921)

Unrealized Depreciation on the Foreign Exchange Contract and Value of Written Put Option Contracts is included in “Other Assets and Liabilities - Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $5,901,109, which represented 1.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2010, these liquid restricted securities amounted to $5,901,109, which represented 1.6% of total net assets.
4	Affiliated companies.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $347,866,535.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$85,898,229	$ —	$ —	$85,898,229
International	29,617,597	471,637	—	30,089,234
Preferred Stock
Domestic	5,732,507	13,911,100	—	19,643,607
International	3,485,370	—	—	3,485,370
Debt Securities:
Corporate Bonds	—	2,657,009	—	2,657,009
Purchased Call Options	—	480,268	—	480,268
Mutual Funds	217,273,731	—	—	217,273,731
TOTAL SECURITIES	$342,007,434	$17,520,014	$ —	$359,527,448
OTHER FINANCIAL INSTRUMENTS**	$(4,509)	$(303,921)	$ —	$(308,430)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (See Note 5 to the Financial Statements). EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include a foreign exchange contract and written put option contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $217,273,731 of investments in affiliated issuers (Note 5) (identified cost $347,744,214)		$359,527,448
Income receivable		1,667,940
Receivable for investments sold		1,260,996
Receivable for shares sold		334,816
TOTAL ASSETS		362,791,200
Liabilities:
Payable for investments purchased	$1,215,408
Payable for shares redeemed	478,762
Options written, at value (premium $398,011)	303,921
Payable for foreign exchange contracts	4,509
Bank overdraft	56,616
Payable for transfer and dividend disbursing agent fees and expenses	117,985
Payable for Directors'/Trustees' fees	556
Payable for distribution services fee (Note 5)	48,274
Payable for shareholder services fee (Note 5)	111,858
Accrued expenses	37,839
TOTAL LIABILITIES		2,375,728
Net assets for 50,355,080 shares outstanding		$360,415,472
Net Assets Consist of:
Paid-in capital		$640,117,289
Net unrealized appreciation of investments, written options and translation of assets and liabilities in foreign currency		11,868,906
Accumulated net realized loss on investments, written options and foreign currency transactions		(292,743,102)
Undistributed net investment income		1,172,379
TOTAL NET ASSETS		$360,415,472
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($217,267,886 ÷ 30,360,605 shares outstanding), no par value, unlimited shares authorized	$7.16
Offering price per share (100/94.50 of $7.16)	$7.58
Redemption proceeds per share	$7.16
Class B Shares:
Net asset value per share ($36,623,626 ÷ 5,108,206 shares outstanding), no par value, unlimited shares authorized	$7.17
Offering price per share	$7.17
Redemption proceeds per share (94.50/100 of $7.17)	$6.78
Class C Shares:
Net asset value per share ($37,126,898 ÷ 5,185,757 shares outstanding), no par value, unlimited shares authorized	$7.16
Offering price per share	$7.16
Redemption proceeds per share (99.00/100 of $7.16)	$7.09
Class F Shares:
Net asset value per share ($69,397,062 ÷ 9,700,512 shares outstanding), no par value, unlimited shares authorized	$7.15
Offering price per share (100/99.00 of $7.15)	$7.22
Redemption proceeds per share (99.00/100 of $7.15)	$7.08

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Dividends (including $5,039,475 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $83,118)		$7,931,652
Interest		111,996
Investment income allocated from affiliated partnership (Note 5)		3,364,842
TOTAL INCOME		11,408,490
Expenses:
Investment adviser fee (Note 5)	$1,416,411
Administrative personnel and services fee (Note 5)	147,151
Custodian fees	11,642
Transfer and dividend disbursing agent fees and expenses	317,977
Directors'/Trustees' fees	1,161
Auditing fees	13,961
Legal fees	2,890
Portfolio accounting fees	59,253
Distribution services fee — Class B Shares (Note 5)	140,362
Distribution services fee — Class C Shares (Note 5)	141,173
Shareholder services fee — Class A Shares (Note 5)	284,692
Shareholder services fee — Class B Shares (Note 5)	46,787
Shareholder services fee — Class C Shares (Note 5)	46,547
Shareholder services fee — Class F Shares (Note 5)	87,388
Account administration fee — Class A Shares	596
Account administration fee — Class F Shares	398
Share registration costs	28,417
Printing and postage	31,087
Insurance premiums	2,423
Miscellaneous	4,179
TOTAL EXPENSES	2,784,495
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Statement of Operations — continued
Reimbursements, Waiver and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(4,593)
Waiver of administrative personnel and services fee (Note 5)	(3,432)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(13,727)
Reimbursement of shareholder services fee — Class B Shares (Note 5)	(2,393)
Reimbursement of shareholder services fee — Class C Shares (Note 5)	(2,475)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(6,719)
TOTAL REIMBURSEMENTS, WAIVER AND REDUCTION		$(33,339)
Net expenses			$2,751,156
Net investment income			8,657,334
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $760,261 on sales of investments in affiliated companies) (Note 5)			7,569,437
Net realized gain on written options			42,394
Net realized gain allocated from affiliated partnership (Note 5)			179,964
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(13,543,182)
Net change in unrealized appreciation on written options			94,090
Net realized and unrealized loss on investments, written options and foreign currency transactions			(5,657,297)
Change in net assets resulting from operations			$3,000,037

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,657,334	$19,644,984
Net realized gain (loss) on investments, including allocation from affiliated partnership, written options and foreign currency transactions	7,791,795	(30,586,104)
Net change in unrealized appreciation/depreciation of investments, written options and translation of assets and liabilities in foreign currency	(13,449,092)	107,428,812
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,000,037	96,487,692
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,210,312)	(11,559,971)
Class B Shares	(708,865)	(1,550,156)
Class C Shares	(717,560)	(1,378,835)
Class F Shares	(1,635,880)	(3,479,021)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,272,617)	(17,967,983)
Share Transactions:
Proceeds from sale of shares	24,314,471	39,152,782
Net asset value of shares issued to shareholders in payment of distributions declared	7,232,019	15,615,801
Cost of shares redeemed	(45,223,893)	(89,278,188)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,677,403)	(34,509,605)
Change in net assets	(18,949,983)	44,010,104
Net Assets:
Beginning of period	379,365,455	335,355,351
End of period (including undistributed net investment income of $1,172,379 and $787,662, respectively)	$360,415,472	$379,365,455

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of the Federated Capital Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Semi-Annual Shareholder Report the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to provide income and some downside protection. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount Semi-Annual Shareholder Report equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at November 30, 2009	—	$ —
Contracts written	17,950,715	497,391
Contracts bought back	(715)	(99,380)
Outstanding at May 31, 2010	17,950,000	$398,011

Written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	—	$ —	Payable for foreign exchange contracts	$4,509
Foreign exchange contracts	—	$ —	Options written, at value	$303,921
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$ —		$308,430

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Options Written	Forward Currency Contracts	Total
Foreign exchange contracts	$42,394	$(547)	$41,847
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Options Purchased	Options Written	Forward Currency Contracts	Total
Foreign exchange contracts	$(42,907)	$94,090	$(4,509)	$46,674

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,553,355	$11,445,422	3,574,262	$22,858,420
Shares issued to shareholders in payment of distributions declared	650,955	4,771,621	1,672,223	10,602,004
Shares redeemed	(4,116,945)	(30,301,010)	(9,389,283)	(59,644,279)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,912,635)	$(14,083,967)	(4,142,798)	$(26,183,855)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	719,618	$5,336,002	804,986	$5,293,762
Shares issued to shareholders in payment of distributions declared	85,031	623,956	207,153	1,313,401
Shares redeemed	(773,293)	(5,709,718)	(1,777,378)	(11,290,989)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	31,356	$250,240	(765,239)	$(4,683,826)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	853,722	$6,306,393	1,405,553	$9,091,362
Shares issued to shareholders in payment of distributions declared	79,747	584,421	173,067	1,101,328
Shares redeemed	(634,181)	(4,657,632)	(1,354,653)	(8,651,450)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	299,288	$2,233,182	223,967	$1,541,240
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	166,632	$1,226,654	300,465	$1,909,238
Shares issued to shareholders in payment of distributions declared	170,885	1,252,021	409,042	2,599,068
Shares redeemed	(616,178)	(4,555,533)	(1,526,034)	(9,691,470)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(278,661)	$(2,076,858)	(816,527)	$(5,183,164)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,860,652)	$(13,677,403)	(5,500,597)	$(34,509,605)

4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $347,866,535. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and written options was $11,660,913. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,605,806 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,944,893.

At November 30, 2009, the Fund had a capital loss carryforward of $295,917,361 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$205,719,244
2011	$27,979,589
2016	$31,568,020
2017	$30,650,508

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2010, the Sub-Adviser earned a fee of $262,862.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,432 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $36,557 of fees paid by the Fund. For the six months ended May 31, 2010, the Fund's Class F Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $10,802 in sales charges from the sale of Class A Shares. FSC also retained $739 of CDSC relating to redemptions of Class C Shares and $1,436 relating to redemptions of Class F Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC voluntarily reimbursed $18,595 of Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 1.32%, 2.07%, 2.07% and 1.37% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended May 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $1,644,927, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $4,593. Transactions with the affiliated companies during the six months ended May 31, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	3,478,190	562,468	200,016	3,840,642	$93,558,458	$3,364,842
Federated Mortgage Core Portfolio	2,712,534	220,589	2,035,984	897,139	9,114,928	455,956
High Yield Bond Portfolio	16,093,725	967,485	579,266	16,481,944	102,847,333	4,576,565
Prime Value Obligations Fund, Institutional Shares	6,783,375	59,323,355	54,353,718	11,753,012	11,753,012	6,954
TOTAL OF AFFILIATED TRANSACTIONS	29,067,824	61,073,897	57,168,984	32,972,737	$217,273,731	$8,404,317

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, an affiliate to the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (“Core Trust II”), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling, an affiliate to the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on its assets. Federated receives no advisory or administrative fees from the Funds within Core Trust II. The Fund records daily Semi-Annual Shareholder Report its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2010, the Fund's expenses were reduced by $6,719 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$122,612,541
Sales	$144,318,559

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been Semi-Annual Shareholder Report defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Capital Income Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

8092606 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010